Shareholders' Equity - Schedule of Share Capital Transactions Relating To Common Shares A (Parenthetical) (Detail)	Dec. 31, 2017 € / shares
Common Share [member] | Interim dividend [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value	€ 0.12